Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bernstein Fund Inc
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bfi1_SupplementTextBlock
BERNSTEIN FUND, INC.

Non-U.S. Stock Portfolio:

-International Small Cap Portfolio

(the “Portfolio”)

Supplement dated October 26, 2017 to the Prospectus dated January 27, 2017 of the International Small Cap Portfolio of Bernstein Fund, Inc.

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Effective November 1, 2017, the following language replaces the fourth paragraph in the Prospectus under “Principal Strategies” with respect to the Portfolio:

The Manager seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Manager generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Manager typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Manager expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

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International Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bfi1_SupplementTextBlock
BERNSTEIN FUND, INC.

Non-U.S. Stock Portfolio:

-International Small Cap Portfolio

(the “Portfolio”)

Supplement dated October 26, 2017 to the Prospectus dated January 27, 2017 of the International Small Cap Portfolio of Bernstein Fund, Inc.

*        *        *          *        *

Effective November 1, 2017, the following language replaces the fourth paragraph in the Prospectus under “Principal Strategies” with respect to the Portfolio:

The Manager seeks to identify attractive investment opportunities primarily through its fundamental investment research or quantitative analysis. In applying its fundamental research, the Manager generally seeks to identify companies that possess both attractive valuation and compelling company- and/or industry-level investment catalysts. In applying its quantitative analysis, the Manager typically considers a number of metrics that historically have provided some indication of favorable future returns, including metrics related to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Manager expects to allocate the Portfolio’s assets among issuers, industries and geographic locations to attempt to create a diversified portfolio of investments.

*        *        *          *        *